Impairment and Reversal of Impairment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary Impairment Expense in CGUs

For the year ended December 31, the Company recognized an impairment expense of $244 million ($23 million reversal of impairment, net of tax recovery) in respect of the following CGUs:

	2017	2016
Red Lake	$889	$—
Porcupine	(99)	—
Pueblo Viejo	(557)	—
Other (1)	11	(49)

Total impairment expense (reversal)	$244	$(49)

(1)	Includes impairment reversal, net, recognized for Los Filos in 2017 and 2016 and impairment expense for Cerro Blanco in 2017 (notes 8(a), (d)).

Summary of Metal Prices Assumptions Used in Impairment Assessments

Metal price assumptions	2017 / 2018	2019 and Long-term
Gold (per ounce)	$1,300	$1,300
Silver (per ounce)	19.00	18.00
Copper (per pound)	2.75	3.00
Zinc (per pound)	1.30	1.15
Lead (per pound)	1.10	1.00